Non-life and Life and Health Reserves	12 Months Ended
Dec. 31, 2016
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Liability for Future Policy Benefits and Unpaid Claims Disclosure [Text Block]
8. Non-life and Life and Health Reserves
(a) Non-life reserves
Non-life reserves are categorized into three types of reserves: case reserves, ACRs and IBNR reserves. Case reserves represent unpaid losses reported by the Company’s cedants and recorded by the Company. ACRs are established for particular circumstances where, on the basis of individual loss reports, the Company estimates that the particular loss or collection of losses covered by a treaty may be greater than those advised by the cedant. IBNR reserves represent a provision for claims that have been incurred but not yet reported to the Company, as well as future loss development on losses already reported, in excess of the case reserves and ACRs.
The Company’s gross liability for non-life reserves reported by cedants (case reserves) and those estimated by the Company (ACRs and IBNR reserves) at December 31, 2016 and 2015 was as follows (in thousands of U.S. dollars):

	2016	2015
Case reserves	$3,883,926	$3,716,195
ACRs	166,913	190,183
IBNR reserves	4,934,595	5,158,333
Non-life reserves	$8,985,434	$9,064,711

The reconciliation of the beginning and ending gross and net liability for non-life reserves for the years ended December 31, 2016, 2015 and 2014 was as follows (in thousands of U.S. dollars):

	2016	2015	2014
Gross liability at beginning of year	$9,064,711	$9,745,806	$10,646,318
Reinsurance recoverable at beginning of year	189,234	214,349	267,384
Net liability at beginning of year	8,875,477	9,531,457	10,378,934
Net incurred losses related to:
Current year	2,997,394	3,023,704	3,122,981
Prior years	(676,574)	(830,705)	(660,413)
	2,320,820	2,192,999	2,462,568
Change in Paris Re Reserve Agreement	5,518	(8,771)	(25,412)
Net paid losses related to:
Current year	331,785	250,720	267,806
Prior years	1,931,131	2,171,883	2,530,743
	2,262,916	2,422,603	2,798,549
Effects of foreign exchange rate changes	(220,207)	(417,605)	(486,084)
Net liability at end of year	8,718,692	8,875,477	9,531,457
Reinsurance recoverable at end of year	266,742	189,234	214,349
Gross liability at end of year	$8,985,434	$9,064,711	$9,745,806

The reconciliation of losses and loss expenses for the years ended December 31, 2016, 2015 and 2014 was as follows (in thousands of U.S. dollars):

	2016	2015	2014
Net incurred losses related to:
Non-life	$2,320,820	$2,192,999	$2,462,568
Life and Health	927,271	964,421	1,000,202
Losses and loss expenses	$3,248,091	$3,157,420	$3,462,770

The net favorable prior year loss development for each of the Company’s non-life segments (see Note 20) for the years ended December 31, 2016, 2015 and 2014 was as follows (in thousands of U.S. dollars):

	2016	2015	2014
P&C	$389,672	$473,564	$468,422
Specialty	286,902	357,141	191,991
Total net favorable prior year loss development	$676,574	$830,705	$660,413

For the year ended December 31, 2016, the Company reported net favorable loss development for prior accident years in 2016 resulting from favorable loss emergence across all lines of business within the P&C and Specialty segments. The favorable loss emergence within the P&C segment was across multiple accident years, mainly driven by the casualty line of business.  The favorable loss emergence within the Specialty segment was predominantly from the previous two accident years, mainly driven by Marine, Energy Offshore and Onshore lines of business.
For the years ended December 31, 2015 and 2014, the Company also reported net favorable loss development due to favorable loss emergence from most lines of business, in particular from the casualty line within the P&C segment and from the marine and offshore and aviation and space lines within the Specialty segment.
Changes in Non-life reserves
The gross, retroceded and net non-life reserves for the Company’s Non-life business, and the portion of the gross, retroceded and net reserves that relates to the reserves subject to the Reserve Agreement (Guaranteed Reserves), at December 31, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	2016	2015
Gross reserves	$8,985,434	$9,064,711
Less: Guaranteed Reserves	495,861	521,178
Gross reserves, excluding Guaranteed Reserves	8,489,573	8,543,533
Retroceded reserves	266,742	189,234
Less: Guaranteed Reserves	5,547	7,110
Retroceded reserves, excluding Guaranteed Reserves	261,195	182,124
Net reserves	$8,718,692	$8,875,477
Net reserves, excluding Guaranteed Reserves	$8,228,378	$8,361,409

The reconciliation of the net paid losses related to prior years and the net paid losses related to prior years, excluding the Guaranteed Reserves, for the years ended December 31, 2016, 2015 and 2014 was as follows (in thousands of U.S. dollars):

	2016	2015	2014
Net paid losses related to prior years	$1,931,131	$2,171,883	$2,530,743
Less: net paid losses on Guaranteed Reserves	23,765	28,225	97,407
Net paid losses related to prior years, excluding Guaranteed Reserves	$1,907,366	$2,143,658	$2,433,336
The net incurred and paid losses and loss expenses development by accident year and the total of incurred but not reported liabilities plus expected development on reported claims included within the net incurred claims amounts were as follows at year end December 31, 2016, 2015, 2014, 2013 and 2012 (in thousands of U.S. dollars). The information presented below for incurred and paid claims development at December 31, 2015, 2014, 2013 and 2012 is presented as supplementary information and is unaudited.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,						December 31, 2016
Accident year	2012	2013	2014	2015	2016	Total of IBNR plus expected development on reported claims
2012	$2,588,173	$2,401,362	$2,250,210	$2,144,791	$2,115,132	$190,258
2013		2,818,004	2,643,219	2,471,881	2,414,214	311,122
2014			2,788,023	2,545,991	2,449,459	470,977
2015				2,871,468	2,557,987	838,249
2016					2,891,480	1,994,179
Total					$12,428,272	$3,804,785

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016
2012	$275,857	$1,028,340	$1,407,829	$1,573,202	$1,675,875
2013		235,804	1,267,496	1,612,860	1,810,911
2014			299,168	1,291,587	1,591,054
2015				300,085	1,204,997
2016					324,952
Total					$6,607,789

Net reserves for Accident Years and exposures included in the triangles					$5,820,483
All outstanding liabilities before Accident Year 2012, net of reinsurance					2,265,037
All other outstanding liabilities					633,172
Net liability at end of year					$8,718,692

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - NON-LIFE (unaudited supplementary information)
Years	1	2	3	4	5
Non-life	12%	39%	15%	8%	5%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY and CASUALTY
For the year ended December 31,						December 31, 2016
Accident year	2012	2013	2014	2015	2016	Total of IBNR plus expected development on reported claims
2012	$1,417,787	$1,334,967	$1,232,904	$1,173,315	$1,143,338	$151,933
2013		1,442,874	1,338,498	1,261,233	1,222,649	242,752
2014			1,388,823	1,296,177	1,267,174	353,483
2015				1,489,391	1,358,316	540,812
2016					1,568,772	998,063
Total					$6,560,249	$2,287,043

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY and CASUALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016
2012	$147,824	$486,302	$652,662	$762,780	$831,054
2013		134,353	478,613	683,566	797,991
2014			160,016	517,624	683,202
2015				159,894	529,200
2016					171,085
Total					$3,012,532

Net reserves for Accident Years and exposures included in the triangles					$3,547,717
All outstanding liabilities before Accident Year 2012, net of reinsurance					2,004,921
All other outstanding liabilities					536,105
Net liability at end of year					$6,088,743

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - PROPERTY and CASUALTY (unaudited supplementary information)
Years	1	2	3	4	5
Property and Casualty	12%	28%	15%	9%	6%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,						December 31, 2016
Accident year	2012	2013	2014	2015	2016	Total of IBNR plus expected development on reported claims
2012	$1,170,386	$1,066,395	$1,017,306	$971,476	$971,794	$38,325
2013		1,375,130	1,304,721	1,210,648	1,191,565	68,370
2014			1,399,200	1,249,814	1,182,285	117,494
2015				1,382,077	1,199,671	297,437
2016					1,322,708	996,116
Total					$5,868,023	$1,517,742

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016
2012	$128,033	$542,038	$755,167	$810,422	$844,821
2013		101,451	788,883	929,294	1,012,920
2014			139,152	773,963	907,852
2015				140,191	675,797
2016					153,867
Total					$3,595,257

Net reserves for Accident Years and exposures included in the triangles					$2,272,766
All outstanding liabilities before Accident Year 2012, net of reinsurance					260,116
All other outstanding liabilities					97,067
Net liability at end of year					$2,629,949

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - SPECIALTY (unaudited supplementary information)
Years	1	2	3	4	5
Specialty	11%	50%	15%	6%	4%

The Company is predominantly a reinsurer of primary insurers and does not have access to claim frequency information held by our cedants due to the majority of the Company’s business being written on a proportional basis. As such, the Company considers it impracticable to disclose information on the frequency of claims.
The Company has concluded that it is impracticable to provide net incurred and paid losses and loss expenses development data for 10 years and has concluded that 5 years data is practicable. Going forward, an additional year of data will be provided such that by 2021 a full 10 years of data will be disclosed.
The reconciliation of the net incurred and paid claims development information above to the Non-life reserves in the Consolidated Balance Sheet at December 31, 2016 was as follows (in thousands of U.S. dollars):

Reserving lines	Net liability at end of year	Reinsurance recoverable on unpaid claims	Gross liability at end of year
Property and Casualty	$6,088,743	$98,717	$6,187,460
Specialty	2,629,949	168,025	2,797,974
Net liability at end of year	$8,718,692	$266,742	$8,985,434

The reserving methods commonly employed by the Company are summarized as follows:
Chain Ladder (CL) Development Methods (Reported or Paid)
These methods use the underlying assumption that losses reported (paid) for each underwriting year at a particular development stage follow a stable pattern. The CL development method assumes that on average, every underwriting year will display the same percentage of ultimate liabilities reported by the Company’s cedants at 24 months after the inception of the underwriting year. The percentages reported (paid) are established for each development stage after examining historical averages from the loss development data. These are sometimes supplemented by external benchmark information. Ultimate liabilities are estimated by multiplying the actual reported (paid) losses by the reciprocal of the assumed reported (paid) percentage. Reserves are then calculated by subtracting paid claims from the estimated ultimate liabilities.
Expected Loss Ratio (ELR) Method
This method estimates ultimate losses for an underwriting year by applying an estimated loss ratio to the earned premium for that underwriting year. Although the method is insensitive to actual reported or paid losses, it can often be useful at the early stages of development when very few losses have been reported or paid, and the principal sources of information available to the Company consist of information obtained during pricing and qualitative information supplied by the cedant. However, the lack of sensitivity to reported or paid losses means that the method is usually inappropriate at later stages of development.
Bornhuetter-Ferguson (B-F) Methods (Reported or Paid)
These methods aim to address the variability at early stages of development and incorporates external information such as pricing. The B-F methods are more sensitive to reported and paid losses than the Expected Loss Ratio method, and can be seen as a blend of the Expected Loss Ratio and Chain Ladder development methods. Unreported (unpaid) claims are calculated using an expected reporting (payment) pattern and an externally determined estimate of ultimate liabilities (usually determined by multiplying an a priori loss ratio with estimates of premium volume). The accuracy of the a priori loss ratio is a critical assumption in this method. Usually a priori loss ratios are initially determined on the basis of pricing information, but may also be adjusted to reflect other information that subsequently emerges about underlying loss experience.
Benktander (B-K) Methods (Reported or Paid)
These methods can be viewed as a blend between the Chain Ladder Development and the B-F methods described above. The blend is based on predetermined weights at each development stage that depend on the reported (paid) development patterns.
Loss Event Specific Method
The ultimate losses estimated under this method are derived from estimates of specific events based on reported claims, client and broker discussions, review of potential exposures, market loss estimates, modeled analysis and other event specific criteria.
Method Weights
In determining the loss reserves, the Company often relies on a blend of the results from two or more methods (e.g., weighted averages). The judgment as to which of the above method(s) is most appropriate for a particular underwriting year and reserving cell could change over time as new information emerges regarding underlying loss activity and other data issues. Furthermore, as each line is typically composed of several reserving cells, it is likely that the reserves for the line will be dependent on several reserving methods. This is because reserves for a line are the result of aggregating the reserves for each constituent reserving cell and that a different method could be selected for each reserving cell.
The principal reserving methods used for each of the Specialty segment and P&C segment were ELR, Reported/Paid B-F, Reported/Paid B-K and Reported/Paid CL, with the exception of catastrophe risks within the P&C segment where the principal reserving methods used were ELR based on exposure analysis and Loss event specific.
(b) Paris Re Reserve Agreement
Following Paris Re’s acquisition of substantially all of the reinsurance operations of Colisée Re in 2006, Paris Re’s French operating subsidiary (Paris Re France) entered into a reserve agreement (Reserve Agreement), which provides that AXA and Colisée Re shall guarantee reserves in respect of Paris Re France and subsidiaries acquired in the acquisition. The Reserve Agreement relates to losses incurred prior to December 31, 2005. Accordingly, the Company’s Consolidated Statements of Operations do not include any favorable or adverse development related to these guaranteed reserves. The reserve guarantee provided by AXA and Colisée Re is conditioned upon, among other things, the guaranteed business, including all related ceded reinsurance, being managed by AXA Liabilities Managers, an affiliate of Colisée Re.
Favorable or adverse development related to the guaranteed reserves is recorded as a change in non-life reserves in the Consolidated Balance Sheets and as a change in the Reserve Agreement payable or receivable balance to/from Colisée Re, which is included within the Funds held–directly managed account in the Consolidated Balance Sheets at December 31, 2016 and 2015, respectively. Accordingly, the reconciliation of the beginning and ending gross and net liability for non-life reserves for the years ended December 31, 2016, 2015 and 2014 includes the change in the Reserve Agreement. At December 31, 2016 and 2015, the Company’s gross liability for non-life reserves includes $496 million and $521 million, respectively, of guaranteed reserves, with the decrease from December 31, 2015 to December 31, 2016 being primarily related to the run-off of the underlying loss reserves associated with this account and, to a lesser extent, the impact of the strengthening of the U.S. dollar against most major currencies.
(c) Asbestos and Environmental Claims
The Company’s net non-life reserves at December 31, 2016 and 2015 included $166 million and $181 million, respectively, that represent estimates of its net ultimate liability for asbestos and environmental claims. The gross liability for such claims at December 31, 2016 and 2015 was $176 million and $191 million, respectively, which primarily relate to Paris Re’s gross liability for asbestos and environmental claims for accident years 2005 and prior of $113 million and $121 million, respectively, with any favorable or adverse development being subject to the Reserve Agreement. Of the remaining $63 million and $70 million in gross reserves at December 31, 2016 and 2015, respectively, the majority relates to casualty exposures in the United States arising from business written by the French branch of PartnerRe Europe and PartnerRe U.S.
Ultimate loss estimates for such claims cannot be estimated using traditional reserving techniques and there are significant uncertainties in estimating the amount of the Company’s potential losses for these claims. In view of the legal and tort environment that affect the development of such claims, the uncertainties inherent in estimating asbestos and environmental claims are not likely to be resolved in the near future. There can be no assurance that the reserves established by the Company will not be adversely affected by development of other latent exposures, and further, there can be no assurance that the reserves established by the Company will be adequate. The Company does, however, actively evaluate potential exposure to asbestos and environmental claims and establishes additional reserves as appropriate. The Company believes that it has made a reasonable provision for these exposures and is unaware of any specific issues that would materially affect its unpaid losses and loss expense reserves related to this exposure.
(d) Life and Health Reserves
The Life and Health segment reported net favorable prior year loss development for prior accident years of $16 million, $47 million and $19 million for the years ended December 31, 2016, 2015 and 2014, respectively.
The net favorable prior year loss development of $16 million in 2016 was primarily related to the PartnerRe Health business and the guaranteed minimum death benefit (GMDB) business.
The net favorable prior year loss development of $47 million in 2015 was primarily related to the PartnerRe Health business, the short-term mortality business and the GMDB business.
The net favorable prior year loss development of $19 million in 2014 was primarily related to the GMDB business, PartnerRe Health and certain short-term treaties in the mortality line of business.
The Company used interest rate assumptions to estimate its liabilities for policy benefits for life and annuity contracts which ranged from 0% to 7% at December 31, 2016 and 2015.